Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document And Entity Information [Abstract]
Entity Registrant Name	Canwealth Minerals Corp
Document Type	S-1
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Entity Central Index Key	0001512787
Entity Filer Category	Smaller Reporting Company
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2013

UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalent At Carrying Value	$ 436	$ 424	$ 57
Other current assets		3,601	3,874
Total current assets	436	4,025	3,931
Property and equipment	46,626	51,960	50,833
Other assets:
Intangible assets	12,685	13,138	12,095
Total other assets	12,685	13,138	12,095
Total assets	59,747	69,123	66,859
Current liabilities:
Accounts payable and accrued liabilities	189,065	165,712	2,655
Advances from others	12,180
Convertible note payable	20,102	20,102
Loans from related parties	70,998	80,474	90,984
Total current liabilities	292,345	266,288	93,639
Commitments and contingencies
Stockholders' deficit:
Preferred stock
Common stock	5,077	4,417	4,417
Additional paid in capital	6,041
Other comprehensive (loss) income	6,897	(795)	529
Deficit accumulated during the exploratory stage	(250,613)	(200,787)	(31,726)
Total stockholders' deficit	(232,598)	(197,165)	(26,780)
Total liabilities and stockholders' deficit	$ 59,747	$ 69,123	$ 66,859

UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - PARENTHETICAL (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position
Preferred Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	20,000,000	20,000,000	20,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	100,000,000	100,000,000	100,000,000
Common Stock, Shares Issued	50,769,231	44,169,231	44,169,231
Common Stock, Shares Outstanding	50,769,231	44,169,231	44,169,231

UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		83 Months Ended	89 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Statements of Income
Revenue
OPERATING EXPENSES
Selling, general and administrative	5,230	627	40,048	627	164,946	18,597	192,195	232,243
Total operating expenses	5,230	627	40,048	627	164,946	18,597	192,195	232,243
Loss from operations	(5,230)	(627)	(40,048)	(627)	(164,946)	(18,597)	(192,195)	(232,243)
OTHER INCOME (EXPENSE):
Interest (expense) income	(66)	(240)	(598)	(39)	(4,115)	(23)	(4,276)	(4,873)
Loss before provision for income taxes	(5,296)	(867)	(40,646)	(666)	(169,061)	(18,620)	(196,471)	(237,116)
Provision for income taxes :
Current
Deferred
Total income taxes
NET LOSS	(5,296)	(867)	(40,646)	(666)	(169,061)	(18,620)	(196,471)	(237,116)
Loss per share, basic and diluted	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Weighted average shares, basic and diluted	50,769,231	44,169,231	50,769,231	44,169,231	44,169,231	44,169,231
Comprehensive loss:
Net loss	(5,296)	(867)	(40,646)	(666)	(169,061)	(18,620)	(196,471)	(237,116)
Cumulative translation (loss) gain	3,217	1,848	7,692	291	(1,324)	295	(795)	6,897
Comprehensive loss	$ (2,079)	$ 981	$ (32,954)	$ (375)	$ (170,385)	$ (18,325)	$ (197,266)	$ (230,219)

UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT (USD $)	Total	Common Stock [Member]	Additional paid in capital [Member]	Other comprehensive income [Member]	(Deficit) Accumulated During Exploratory Stage [Member]
Balance at Jan. 31, 2006
Balance, shares at Jan. 31, 2006
Issuance of shares for seed capital	100	4,417			(4,317)
Issuance of shares for seed capital, shares		44,169,231
Cumulative translation gain (loss)	25			25
Net Income (Loss)	(262)				(262)
Balance at Dec. 31, 2009	(137)	4,417		25	(4,579)
Balance, shares at Dec. 31, 2009		44,169,231
Cumulative translation gain (loss)	209			209
Net Income (Loss)	(8,527)				(8,527)
Balance at Dec. 31, 2010	(8,455)	4,417		234	(13,106)
Balance, shares at Dec. 31, 2010		44,169,231
Cumulative translation gain (loss)	295			295
Net Income (Loss)	(18,620)				(18,620)
Balance at Dec. 31, 2011	(26,780)	4,417		529	(31,726)
Balance, shares at Dec. 31, 2011	44,169,231	44,169,231
Cumulative translation gain (loss)	(1,324)			(1,324)
Net Income (Loss)	(169,061)				(169,061)
Balance at Dec. 31, 2012	(197,165)	4,417		(795)	(200,787)
Balance, shares at Dec. 31, 2012	44,169,231	44,169,231
Effect of reverse acquisition	(8,520)	660			(9,180)
Effect of reverse acquisition, shares	6,600,000	6,600,000
Capital contribution	6,041		6,041
Foreign currency translation gain	7,692			7,692
Net Income (Loss)	(40,646)				(40,646)
Balance at Jun. 30, 2013	$ (232,598)	$ 5,077	$ 6,041	$ 6,897	$ (250,613)
Balance, shares at Jun. 30, 2013	50,769,231	50,769,231

UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended		83 Months Ended	89 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES :
Net loss	$ (40,646)	$ (666)	$ (169,061)	$ (18,620)	$ (196,471)	$ (237,116)
Adjustments to reconcile net loss to net cash used in operating activities:
Operating expenses incurred by related parties on behalf of the Company				20,507	28,056	28,056
Changes in operating assets and liabilities:
Other current assets	3,601	(194)	273	(3,170)	(3,601)
Accounts payable and accrued liabilities	14,751	(116)	163,057	1,045	165,712	180,462
Net cash used in operating activities	(22,294)	(976)	(5,731)	(238)	(6,304)	(28,598)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash provided by (used in) investing activities
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash acquired on acquisition	82					82
Proceeds from issuance of convertible note payable			20,102		20,102	20,102
(Repayment of) proceeds from related party loans	(3,689)	718	(11,553)		(11,553)	(15,242)
Proceeds from advances from others	12,180					12,180
Capital contribution	6,041				101	6,142
Net cash provided by financing activities	14,614	718	8,549		8,650	23,264
Effect of foreign exchange gain (loss)	7,692	291	(2,451)	295	(1,922)	5,770
Net increase in cash and cash equivalents	12	33	367	57	424	436
Cash and cash equivalents at beginning of period	424	57	57
Cash and cash equivalents at end of period	436	90	424	57	424	436
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid during the period for interest
Cash paid during the period for income taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES
Property and equipment purchased through loans from related parties		522		50,833	50,833	51,876
Intangible assets purchased through loans from related parties	453	626	1,043	12,095	13,138	13,591
Recapitalization effect	9,180		4,317		4,317	9,180
Sale of property and equipment to related party	$ 5,334					$ 5,334

NATURE OF OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
NATURE OF OPERATIONS [Abstract]
NATURE OF OPERATIONS
NOTE 1 - NATURE OF OPERATIONS

Canwealth Minerals Corporation (the "Company") was organized on February 1, 2006 under the laws of the Canada Business Corporations Act.

Canwealth's mission is to develop the mining concessions it has registered in various areas of Northern Quebec, which based on assay reports of preliminary samples taken from these sites, has shown to contain traces of various elements such as gold, silver, copper, rare earth and other such minerals.

The Company, when presented with the opportunity to do so, will seek to register additional land claims in other regions of Quebec, however it is not limited to only that region of North America, or any other area where opportunities may present themselves.  Upon entering into agreements to acquire concessions, the Company will market the properties to mining companies and other interested parties.

The Company's fiscal year end is December 31.

The Company is in the exploratory stage as defined by Accounting Standards Codification subtopic 915-10  Development Stage Entities  ("ASC 915-10") with its efforts principally devoted to developing a platform of prime quality energy assets. To date, the Company has incurred expenses and has sustained losses. Consequently, its operations are subject to all the risks inherent in the establishment of a new business enterprise. For the period from inception through June 30, 2013, the Company has accumulated deficit during exploratory stage of $250,613. The Company also owns as of June 30, 2013, mining equipment with an associated cost of $46,626 and mining concessions at a cost of $12,685.

NOTE 1 - NATURE OF OPERATIONS

Canwealth Minerals Corporation was organized on February 1, 2006 under the laws of the Canada Business Corporations Act.

Canwealth's mission is to develop the mining concessions it has registered in various areas of Northern Quebec, which based on assay reports of preliminary samples taken from these sites, has shown to contain traces of various elements such as gold, silver, copper, rare earth and other such minerals.

The Company, when presented with the opportunity to do so, will seek to register additional land claims in other regions of Quebec, however it is not limited to only that region of North America, or any other area where opportunities may present themselves.  Upon entering into agreements to acquire concessions, the Company will market the properties to mining companies and other interested parties.

The Company's year-end is December 31.

The Company is in the exploratory stage as defined by Accounting Standards Codification subtopic 915-10 Development stage Entities ("ASC 915-10") with its efforts principally devoted to developing a platform of prime quality energy assets. To date, the Company has incurred expenses and has sustained losses. Consequently, its operations are subject to all the risks inherent in the establishment of a new business enterprise. For the period from inception through December 31, 2012, the Company has accumulated losses of $200,787. The Company also owns, as of December 31, 2012, mining equipment with an associated cost of $51,960 and mining concessions at a cost of $13,138.

MERGER AND RECAPITALIZATION	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
MERGER AND RECAPITALIZATION [Abstract]
MERGER AND RECAPITALIZATION
NOTE 2 - MERGER AND RECAPITALIZATION

On August 10, 2012, USG1, Inc., a Delaware corporation ("USG1"), entered into an Agreement and Plan of Merger (the "Merger Agreement") with Canwealth Minerals Corporation, a Delaware corporation ("Canwealth Delaware"), and Kimi Royer as representative of the USG1 stockholders, pursuant to which Canwealth Delaware agreed to merge with and into USG1 at the closing.  The merger contemplated by the Merger Agreement was consummated on February 11, 2013. Upon the closing, the existing shares of Canwealth Delaware common stock were converted into 44,169,231 shares of USG1 common stock, representing 87% of the issued and outstanding shares of USG1common stock immediately following the effective date. The existing USG1 stockholders continued to hold 6,600,000 shares of USG1 common stock, representing 13% of the issued and outstanding shares of USG1common stock immediately following the effective date. As consideration for the merger, Canwealth Delaware shall pay the stockholder representative of USG1 an aggregate of Fifty Thousand Dollars ($50,000) (the "Merger Consideration"), who shall be solely responsible to distribute such Merger Consideration among the non-dissenting stockholders of USG1 on a pro rata basis relative to the number of shares of USGI Stock held by each such non-dissenting stockholder prior to the merger. The Merger Consideration shall be paid by Canwealth Delaware as follows:

(A)
Ten Thousand Dollars ($10,000) shall be payable upon a Registration Statement on Form S-1 filed by the surviving company of the merger being declared effective by the Securities and Exchange Commission; and

(B)
Forty Thousand Dollars ($40,000) shall be payable upon (i) the filing of a Form 15c2-11 by the surviving company of the merger and (ii) the shares of the surviving company stock being actively traded on a stock exchange or quotation service.

Prior to the merger, the stockholders of Canwealth Minerals Corporation, a company organized on February 1, 2006 under the laws of the Canada Business Corporations Act ("Canwealth Quebec"), contributed their shares of Canwealth Quebec to Canwealth Delaware in exchange for shares of Canwealth Delaware common stock. As a result of the foregoing, Canwealth Quebec is a wholly-owned subsidiary of Canwealth Delaware. Following the merger, USG1 succeeded to the mining business and operations of Canwealth Quebec.

Prior to the merger, there were no material relationships between USG1 and Canwealth Delaware or Canwealth Quebec or between Company's respective affiliates, directors or officers. All USG1 pre-merger liabilities were settled prior to closing. Upon the effectiveness of the merger, the existing directors and officers of USG1 each resigned and Garth McIntosh was elected as the sole officer and director of USG1.

Contemporaneously with the merger, the corporate name "USG1, Inc." was changed to "Canwealth Minerals Corporation". As a result of the merger, Canwealth Quebec became a wholly-owned subsidiary of Canwealth Minerals Corporation (Delaware) and, accordingly, USG1 succeeded to the mining business and operations of the Canwealth entities.

Subsequent to the merger agreement, the members of Canwealth Delaware owned 50,769,231 (87%) of shares of USG1 common stock, effectively obtaining operational and management control of USG1. USG1 was a publicly registered corporation with no significant operations prior to the merger. For accounting purposes, Canwealth Delaware was the surviving entity of the merger. The merger was accounted for using the purchase method of accounting. As a result of the recapitalization and change in control, Canwealth Delaware was the acquiring entity in accordance with ASC 805, Business Combinations. The accumulated losses of Canwealth Delaware were carried forward after the completion of the Merger. Operations prior to the Merger were those of Canwealth Delaware.

Due to a conflict of interest, on November 24, 2012, one of the shareholders and directors of the Corporation sold his 20% interest back to the Corporation for $20 and he resigned from his position on the Board of Directors, all in accordance with agreements signed by all shareholders and directors of the Company. The remaining shareholders and directors approved the transaction on behalf of the company. These 20 shares were re-issued to the remaining shareholders in accordance with their respective percentage interests in the Company.

NOTE 2 - MERGER AND RECAPITALIZATION

On August 10, 2012, USG1, Inc., a Delaware corporation ("USG1"), entered into an Agreement and Plan of Merger (the "Merger Agreement") with Canwealth Minerals Corporation, a Delaware corporation ("Canwealth Delaware"), and Kimi Royer as representative of the USG1 stockholders, pursuant to which Canwealth Delaware would merge with and into USG1 at the closing, as contemplated by the Merger Agreement. The merger contemplated by the Merger Agreement occurred on February 11, 2013. Upon the closing, the existing shares of Canwealth Delaware common stock were converted into 44,169,231 shares of USG1 common stock, representing 87% of the issued and outstanding shares of USG1common stock immediately following the effective date. The existing USG1 stockholders continued to hold 6,600,000 shares of USG1 common stock, representing 13% of the issued and outstanding shares of USG1common stock immediately following the effective date. As consideration for the merger, Canwealth Delaware shall pay the stockholder representative of USG1 an aggregate of Fifty Thousand Dollars ($50,000) (the "Merger Consideration"), who shall be solely responsible to distribute such Merger Consideration among the non-dissenting stockholders of USG1 on a pro rata basis relative to the number of shares of USGI Stock held by each such non-dissenting stockholder prior to the merger. The Merger Consideration shall be paid by Canwealth Delaware as follows:

(A)
Ten Thousand Dollars ($10,000) shall be payable upon a Registration Statement on Form S-1 filed by the surviving company of the merger being declared effective by the Securities and Exchange Commission; and

(B)
Forty Thousand Dollars ($40,000) shall be payable upon (i) the filing of a Form 15c2-11 by the surviving company of the merger and (ii) the shares of the surviving company stock being actively traded on a stock exchange or quotation service.

Prior to the merger, the stockholders of Canwealth Minerals Corporation, a company organized on February 1, 2006 under the laws of the Canada Business Corporations Act ("Canwealth Quebec"), contributed their shares of Canwealth Quebec to Canwealth Delaware in exchange for shares of Canwealth Delaware common stock. As a result of the foregoing, Canwealth Quebec is a wholly-owned subsidiary of Canwealth Delaware. Following the merger, USG1 succeeded to the mining business and operations of Canwealth Quebec.

Prior to the merger, there were no material relationships between USG1 and Canwealth Delaware or Canwealth Quebec or between Company's respective affiliates, directors or officers. All USG1 pre-merger liabilities were settled prior to closing. Upon the effectiveness of the merger, the existing directors and officers of USG1 each resigned and Garth McIntosh was elected as the sole officer and director of USG1.

Due to a conflict of interest, on November 24, 2012, one of the shareholders and directors of the Corporation sold his 20% interest back to the Corporation for $20 and he resigned from his position on the Board of Directors, all in accordance with the non-concurrence agreements signed by all shareholder and directors. The remaining shareholders and directors approved the transaction on behalf of the company. These 20 shares were re-issued to the remaining shareholders in accordance with their percentage interest in the Company.

Contemporaneously with the merger, the corporate name "USG1, Inc." was changed to "Canwealth Minerals Corporation". As a result of the merger, Canwealth Quebec became a wholly-owned subsidiary of Canwealth Minerals Corporation (Delaware) and, accordingly, USG1 succeeded to the mining business and operations of the Canwealth entities.

Subsequent to the merger agreement, the members of Canwealth Delaware owned 50,769,231 (87%) of shares of USG1 common stock, effectively obtaining operational and management control of USG1. USG1 is a publicly registered corporation with no significant operations prior to the merger. For accounting purposes, Canwealth Delaware shall be the surviving entity. The transaction is accounted for using the purchase method of accounting. As a result of the recapitalization and change in control, Canwealth Delaware is the acquiring entity in accordance with ASC 805, Business Combinations. The accumulated losses of Canwealth Delaware were carried forward after the completion of the Merger. Operations prior to the Merger were those of Canwealth Delaware.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 3 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A summary of significant accounting policies applied in the presentation of financial statements are as follows:

Revenue Recognition

The Company will recognize revenue in accordance with Accounting Standards Codification subtopic 605-10, Revenue Recognition ("ASC 605-10") which requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred; (3) the selling price is fixed and determinable; and (4) collectability is reasonably assured. Determination of criteria (3) and (4) are based on management's judgments regarding the fixed nature of the selling prices of the products delivered and the collectability of those amounts. Provisions for discounts and rebates to customers, estimated returns and allowances, and other adjustments are provided for in the same period the related sales are recorded.

ASC 605-10 incorporates Accounting Standards Codification subtopic 605-25, Multiple-Element Arraignments ("ASC 605-25"). ASC 605-25 addresses accounting for arrangements that may involve the delivery or performance of multiple products, services and/or rights to use assets. There was no effect of implementing 605-25 on the Company's financial position and results of operations.

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reported period. Actual results could differ materially from the estimates.

Cash and Cash Equivalent

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. At June 30, 2013 cash consists of a checking account.

Mine Exploration and Development Costs

The Company accounts for mine exploration costs in accordance with Accounting Standards Codification 932, Extractive Activities. All exploration expenditures are expensed as incurred. Mine development costs are capitalized until production, other than production incidental to the mine development process, commences and are amortized on a units of production method based on the estimated proven and probable reserves. Mine development costs represent costs incurred in establishing access to mineral reserves and include costs associated with sinking or driving shafts and underground drifts, permanent excavations, roads and tunnels. The end of the development phase and the beginning of the production phase takes place when construction of the mine for economic extraction is substantially complete. Coal extracted during the development phase is incidental to the mine's production capacity and is not considered to shift the mine into the production phase. Amortization of capitalized mine development is computed based on the estimated life of the mine and commences when production, other than production incidental to the mine development process, begins. From February 1, 2006 (date of inception) through June 30, 2013, the Company had not incurred any mine development costs.

Mine Properties

The Company accounts for mine properties in accordance with Accounting Standard Codification 930, Extractive Activities-Mining. Costs of acquiring mine properties are capitalized by project area upon purchase of the associated claims. Mine properties are periodically assessed for impairment of value and any diminution in value. There were nine mineral properties as of June 30, 2013 presented as intangible assets of $12,685.

 Income Taxes

The Company has adopted Accounting Standards Codification subtopic 740-10, Income Taxes ("ASC 740-10") which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statement or tax returns. Under this method, deferred tax liabilities and assets are determined based on the difference between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Temporary differences between taxable income reported for financial reporting purposes and income tax purposes consist primarily of timing differences such as deferred officers' compensation and stock compensation accounting versus tax differences.

Net Loss Per Share, basic and diluted

The Company has adopted Accounting Standards Codification Subtopic 260-10, Earnings Per Share ("ASC 260-10) specifying the computation, presentation and disclosure requirements of earning per share information. Basic loss per share has been computed by dividing net loss available to common shareholders by the weighted average number of common shares outstanding for the period. There were no diluted shares as of June 30, 2013 and 2012.

Derivative Instruments

The Company accounts for derivative instruments in accordance with Accounting Standards Codification 815,  Derivatives and Hedging ("ASC 815"), which  establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. They require that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value.

If certain conditions are met, a derivative may be specifically designated as a hedge, the objective of which is to match the timing of gain or loss recognition on the hedging derivative with the recognition of (i) the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk or (ii) the earnings effect of the hedged forecasted transaction. For a derivative not designated as a hedging instrument, the gain or loss is recognized in income in the period of change.

At June 30, 2013 and December 31, 2012, the Company has not engaged in any transactions that would be considered derivative instruments or hedging activities.

Fair Value of Financial Instruments

The Company's financial instruments, as defined by Accounting Standard Codification subtopic 825-10, Financial Instrument ("ASC 825-10), include cash, accounts payable and convertible note payable. All instruments are accounted for on a historical cost basis, which, due to the short maturity of these financial instruments, approximates fair value at June 30, 2013.

FASB ASC 820 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosures about fair value measurements. ASC 820 establishes a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value as follows:

Level 1: Observable inputs such as quoted prices in active markets;
Level 2: Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and
Level 3: Unobservable inputs in which there is little or no market data, which requires the reporting entity to develop its own assumptions.

The Company does not have any assets or liabilities measured at fair value on a recurring basis at June 30, 2013 and December 31, 2012. The Company did not have any fair value adjustments for assets and liabilities measured at fair value on a nonrecurring basis during the year ended June 30, 2013 and December 31, 2012.

Foreign Currency Translation and Comprehensive Income (Loss)

The functional currency of Canwealth is the Canadian Dollar ("CAD"). For financial reporting purposes, CAD were translated into United States Dollars ("USD" or "$") as the reporting currency. Assets and liabilities are translated at the exchange rate in effect at the balance sheet date. Revenues and expenses are translated at the average rate of exchange prevailing during the reporting period.

Translation adjustments arising from the use of different exchange rates from period to period are included as a component of stockholders' equity as "Accumulated other comprehensive income". Gains and losses resulting from foreign currency transactions are included in the results of operations. There has been no significant fluctuation in the exchange rate for the conversion of CAD to USD after the balance sheet date.

The Company uses Accounting Standard Codification 220 "Comprehensive Income". Comprehensive income is comprised of net income and all changes to the statements of stockholders' equity, except those due to investments by stockholders, changes in paid-in capital and distributions to stockholders. Comprehensive income for the three months ended June 30, 2013 and 2012 and for the period February 1, 2006 (date of inception) through June 30, 2013 consisted of net income and foreign currency translation adjustments.

The exchange rates used to translate amounts in CAD into USD for the purposes of preparing the financial statements were as follows:

	June 30, 2013	December 31, 2012	June 30, 2012
Period-end CAD: USD exchange rate	$0.9694	$1.0051	$0.9732
Average Period CAD: USD exchange rate	$1.0064	$1.0040	$0.9984

Stock Based Compensation

The Company follows Accounting Standards Codification subtopic 718-10, Compensation ("ASC 718-10") which requires that all share-based payments to both employees and non-employees be recognized in the income statement based on their fair values.

As of June 30, 2013 and December 31, 2012, the Company did not have any issued or outstanding stock options.

Concentration and Credit Risk

The Company's principal operations are all carried out in Canada. Accordingly, the Company's business, financial condition and results of operations may be influenced by the political, economic and legal environments in Canada, and by the general state of Canadian economy.  The Company's results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Financial instruments and related items, which potentially subject the Company to concentrations of credit risk, consist primarily of cash, cash equivalents and trade receivables. The Company places its cash and temporary cash investments with high credit quality institutions. At times, such investments may be in excess of the FDIC insurance limit.

Research and Development

The Company accounts for research and development costs in accordance with Accounting Standards Codification subtopic 730-10, Research and Development ("ASC 730-10"). Under ASC 730-10, all research and development costs must be charged to expense as incurred. Accordingly, internal research and development costs are expensed as incurred. Third-party research and development costs are expensed when the contracted work has been performed or as milestone results have been achieved as defined under the applicable agreement. Company-sponsored research and development costs related to both present and future products are expensed in the period incurred. The Company did not incur any research and development expenses from February 1, 2006 (date of inception) through June 30, 2013.

Reliance on Key Personnel and Consultants

The Company employs one executive officer, Garth McIntosh. The Company is heavily dependent on the continued active participation of Mr. McIntosh and key consultants. The loss of Mr. McIntosh or key consultants could significantly and negatively impact the business until adequate replacements can be identified and put in place.

Reclassification

Certain reclassifications have been made to prior periods' data to conform to the current period's presentation. These reclassifications had no impacts on the reported net loss.

Impact of New Accounting Standards

The Company has reviewed all other recently issued, but not yet adopted, accounting standards in order to determine their effects, if any, on its results of operation, financial position or cash flows. Based on that review, the Company believes that none of these pronouncements will have a significant effect on its unaudited condensed consolidated financial statements.

NOTE 3 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A summary of significant accounting policies applied in the presentation of financial statements are as follows:

Revenue Recognition

The Company will recognize revenue in accordance with Accounting Standards Codification subtopic 605-10, Revenue Recognition ("ASC 605-10") which requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred; (3) the selling price is fixed and determinable; and (4) collectability is reasonably assured. Determination of criteria (3) and (4) are based on management's judgments regarding the fixed nature of the selling prices of the products delivered and the collectability of those amounts. Provisions for discounts and rebates to customers, estimated returns and allowances, and other adjustments are provided for in the same period the related sales are recorded.

ASC 605-10 incorporates Accounting Standards Codification subtopic 605-25, Multiple-Element Arraignments ("ASC 605-25"). ASC 605-25 addresses accounting for arrangements that may involve the delivery or performance of multiple products, services and/or rights to use assets. There was no effect of implementing 605-25 on the Company's financial position and results of operations.

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reported period. Actual results could differ materially from the estimates.

Cash and Cash Equivalent

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. At December 31, 2012 cash consists of a checking account.

Mine Exploration and Development Costs

The Company accounts for mine exploration costs in accordance with Accounting Standards Codification 932, Extractive Activities. All exploration expenditures are expensed as incurred. Mine development costs are capitalized until production, other than production incidental to the mine development process, commences and are amortized on a units of production method based on the estimated proven and probable reserves. Mine development costs represent costs incurred in establishing access to mineral reserves and include costs associated with sinking or driving shafts and underground drifts, permanent excavations, roads and tunnels. The end of the development phase and the beginning of the production phase takes place when construction of the mine for economic extraction is substantially complete. Coal extracted during the development phase is incidental to the mine's production capacity and is not considered to shift the mine into the production phase. Amortization of capitalized mine development is computed based on the estimated life of the mine and commences when production, other than production incidental to the mine development process, begins. From February 1, 2006 (date of inception) through December 31, 2012, the Company had not incurred any mine development costs.

Mine Properties

The Company accounts for mine properties in accordance with Accounting Standard Codification 930, Extractive Activities-Mining. Costs of acquiring mine properties are capitalized by project area upon purchase of the associated claims. Mine properties are periodically assessed for impairment of value and any diminution in value. There were nine mineral properties as of December 31, 2012 presented as intangible asset of $13,138.

 Income Taxes

The Company has adopted Accounting Standards Codification subtopic 740-10, Income Taxes ("ASC 740-10") which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statement or tax returns. Under this method, deferred tax liabilities and assets are determined based on the difference between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Temporary differences between taxable income reported for financial reporting purposes and income tax purposes consist primarily of timing differences such as deferred officers' compensation and stock compensation accounting versus tax differences.

Net Loss Per Share, basic and diluted

The Company has adopted Accounting Standards Codification Subtopic 260-10, Earnings Per Share ("ASC 260-10) specifying the computation, presentation and disclosure requirements of earning per share information. Basic loss per share has been computed by dividing net loss available to common shareholders by the weighted average number of common shares outstanding for the period. There were no diluted shares as of December 31, 2012 and 2011.

Derivative Instruments

The Company accounts for derivative instruments in accordance with Accounting Standards Codification 815, Derivatives and Hedging ("ASC 815"), which   establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. They require that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value.

If certain conditions are met, a derivative may be specifically designated as a hedge, the objective of which is to match the timing of gain or loss recognition on the hedging derivative with the recognition of (i) the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk or (ii) the earnings effect of the hedged forecasted transaction. For a derivative not designated as a hedging instrument, the gain or loss is recognized in income in the period of change.

At December 31, 2012 and 2011, the Company has not engaged in any transactions that would be considered derivative instruments or hedging activities.

Fair Value of Financial Instruments

The Company's financial instruments, as defined by Accounting Standard Codification subtopic 825-10, Financial Instrument ("ASC 825-10), include cash, accounts payable and convertible note payable. All instruments are accounted for on a historical cost basis, which, due to the short maturity of these financial instruments, approximates fair value at December 31, 2012.

FASB ASC 820 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosures about fair value measurements. ASC 820 establishes a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value as follows:

Level 1: Observable inputs such as quoted prices in active markets;
Level 2: Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and
Level 3: Unobservable inputs in which there is little or no market data, which requires the reporting entity to develop its own assumptions

The Company does not have any assets or liabilities measured at fair value on a recurring basis at December 31, 2012 and 2011. The Company did not have any fair value adjustments for assets and liabilities measured at fair value on a nonrecurring basis during the year ended December 31, 2012 and 2011.

Foreign Currency Translation and Comprehensive Income (Loss)

The functional currency of Canwealth is the Canadian Dollar ("CAD"). For financial reporting purposes, CAD were translated into United States Dollars ("USD" or "$") as the reporting currency. Assets and liabilities are translated at the exchange rate in effect at the balance sheet date. Revenues and expenses are translated at the average rate of exchange prevailing during the reporting period.

Translation adjustments arising from the use of different exchange rates from period to period are included as a component of stockholders' equity as "Accumulated other comprehensive income". Gains and losses resulting from foreign currency transactions are included in the results of operations. There has been no significant fluctuation in the exchange rate for the conversion of CAD to USD after the balance sheet date.

The Company uses Accounting Standard Codification 220 "Comprehensive Income". Comprehensive income is comprised of net income and all changes to the statements of stockholders' equity, except those due to investments by stockholders, changes in paid-in capital and distributions to stockholders. Comprehensive income for the year ended December 31, 2012 and 2011 and for the period February 1, 2006 (date of inception) through December 31, 2012 consisted of net loss and foreign currency translation adjustments.

The exchange rates used to translate amounts in CAD into USD for the purposes of preparing the financial statements were as follows:

	December 31, 2012	December 31, 2011
Period-end CAD: USD exchange rate	$1.0051	$0.9833
Average Period CAD: USD exchange rate	$1.0040	$0.9891

Stock Based Compensation

The Company follows Accounting Standards Codification subtopic 718-10, Compensation ("ASC 718-10") which requires that all share-based payments to both employees and non-employees be recognized in the income statement based on their fair values.

As of December 31, 2012 and 2011, the Company did not have any issued or outstanding stock options.

Concentration and Credit Risk

The Company's principal operations are all carried out in Canada. Accordingly, the Company's business, financial condition and results of operations may be influenced by the political, economic and legal environments in Canada, and by the general state of the Canadian economy.  The Company's results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Financial instruments and related items, which potentially subject the Company to concentrations of credit risk, consist primarily of cash, cash equivalents and trade receivables. The Company places its cash and temporary cash investments with high credit quality institutions. At times, such investments may be in excess of the FDIC insurance limit.

Research and Development

The Company accounts for research and development costs in accordance with Accounting Standards Codification subtopic 730-10, Research and Development ("ASC 730-10"). Under ASC 730-10, all research and development costs must be charged to expense as incurred. Accordingly, internal research and development costs are expensed as incurred. Third-party research and development costs are expensed when the contracted work has been performed or as milestone results have been achieved as defined under the applicable agreement. Company-sponsored research and development costs related to both present and future products are expensed in the period incurred. The Company did not incur any research and development expenses from February 1, 2006 (date of inception) through December 31, 2012.

Reliance on Key Personnel and Consultants

The Company employs one executive officer, Garth McIntosh. The Company is heavily dependent on the continued active participation of Mr. McIntosh and key consultants. The loss of Mr. McIntosh or key consultants could significantly and negatively impact the business until adequate replacements can be identified and put in place.

Reclassification

Certain reclassifications have been made to prior periods' data to conform to the current period's presentation. These reclassifications had no impacts on the reported net loss.

Impact of New Accounting Standards

The Company has reviewed all other recently issued, but not yet adopted, accounting standards in order to determine their effects, if any, on its results of operation, financial position or cash flows. Based on that review, the Company believes that none of these pronouncements will have a significant effect on its financial statements.

GOING CONCERN MATTERS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
GOING CONCERN MATTERS [Abstract]
GOING CONCERN MATTERS
NOTE 4 - GOING CONCERN MATTERS

The accompanying unaudited condensed consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern. As of June 30, 2013, the Company has a deficit accumulated during exploration stage of $250,613 and has incurred significant operating losses and negative cash flows. For the six months ended June 30, 2013, the Company sustained a net loss of $40,646 compared to $666 for the six months ended June 30, 2012. The Company will need additional financing which may take the form of equity or debt and the Company has converted certain liabilities into equity. In the event the Company is not able to increase its working capital, the Company will not be able to implement or may be required to delay all or part of its business plan, and its ability to attain profitable operations, generate positive cash flows from operating and investing activities and materially expand the business will be materially adversely affected. The accompanying unaudited condensed consolidated financial statements do not include any adjustments relating to the classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence.

The Company is seeking to raise capital through its initial public offering and through other potential financings and business opportunities.  The Company's goal is to raise the initial funding of approximately $15,000,000 to enable it to fund its operations for the next twelve months and beyond. These operations will be to engage a team of mining specialists and geologists, further develop the mining claims that the Company already owns, and to perform additional tests on existing claims to determine an overall strategy or mining plan.  The amount of money raised will determine how long the Company will continue as a going concern.

NOTE 4 - GOING CONCERN MATTERS

The accompanying financial statements have been prepared on a basis that assumes the Company will continue as a going concern. As of December 31, 2012, the Company has a deficit accumulated during exploration stage of $200,787 and has incurred significant operating losses and negative cash flows. For the year ended December 31, 2012, the Company sustained a net loss of $169,061 compared to a net loss of $18,620 for the year ended December 31, 2011. The Company will need additional financing which may take the form of equity or debt. In the event the Company is not able to increase its working capital, the Company will not be able to implement or may be required to delay all or part of its business plan, and its ability to attain profitable operations, generate positive cash flows from operating and investing activities and materially expand the business will be materially adversely affected. The accompanying financial statements do not include any adjustments relating to the classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should the company be unable to continue in existence.

The Company is seeking to raise capital through its initial public offering and through other potential financings and business opportunities.  The Company's goal is to raise the initial funding of approximately $15,000,000 to enable it to fund its operations for the next twelve months and beyond. These operations will be to engage a team of mining specialists and geologists, further develop the mining claims that the Company already owns, and to perform additional tests on existing claims to determine an overall strategy or mining plan.  The amount of money raised will determine how long the Company will continue as a going concern.

PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5 - PROPERTY AND EQUIPMENT

Property and equipment at June 30, 2013 and December 31, 2012 are as follows:

	June 30, 2013	December 31, 2012
Mining machinery and equipment	$46,626	$51,960
Total	$46,626	$51,960

No depreciation has been charged for the three and six months ended June 30, 2013 and 2012, since the Company is in assembly and testing mode, not in operations.

The above assets were transferred from ICBS Ltd, a related party (refer note 7).

During the three and six months ended June 30, 2013, the Company sold assets of $5,334 to ICBS Ltd (refer note 7).

NOTE 5 - PROPERTY AND EQUIPMENT

Property and equipment at December 31, 2012 and 2011 are as follows:

	December 31, 2012	December 31, 2011

Mining machinery and equipment	$51,960	$50,833

Total	$51,960	$50,833

No depreciation has been charged for the years ended December 31, 2012 and 2011, since the Company is in assembly and testing mode, not in operations.

The above assets has been transferred from ICBS Ltd, a related party (refer note 7).

CAPITAL STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
CAPITAL STOCK [Abstract]
CAPITAL STOCK
NOTE 6 - CAPITAL STOCK

Preferred Stock

The Company is authorized to issue 20,000,000 shares of preferred stock, par value of $0.0001.  As of June 30, 2013 and December 31, 2012, no preferred stock was issued and outstanding.

Common Stock

The Company is authorized to issue 100,000,000 shares of common stock with par value of $0.0001 per share.

As noted earlier, on February 11, 2013, the Company consummated the transactions contemplated by the Merger Agreement that resulted in a reverse merger and a change in control of the Company. The shares of the Company outstanding prior to the closing of the merger are treated as having been issued as of that date, whereas the shares issued in connection with the merger are treated as having been issued since inception for all periods presented.

All reference to common stock shares and per share amounts have been retroactively restated to effect the reverse merger as if the transaction had taken place as of the beginning of the earliest period presented.

Prior to the merger, USG1 had 6,600,000 shares of common stock issued and outstanding.

During the six months ended June 30, 2013, the Company received a capital contribution of $6,041.

In February 2013, in connection with the reverse merger transaction, the Company issued an aggregate of 44,169,231 shares of its common stock in exchange for existing shares of Canwealth Delaware.

As of June 30, 2013 and December 31, 2012, there were 50,769,231 and 44,169,231 shares of common stock issued and outstanding, respectively.

NOTE 6 - CAPITAL STOCK

Preferred Stock

The Company is authorized to issue 20,000,000 shares of preferred stock, par value of $0.0001.

As of December 31, 2012 and 2011, no preferred stock was issued and outstanding.

Common Stock

The Company is authorized to issue 100,000,000 shares of common stock with par value of $0.0001 per share.

As noted earlier in note 2, on February 11, 2013, the Company consummated the transactions contemplated by the Merger Agreement that resulted in a reverse merger and a change in control of the Company. The 6,600,000 shares of the Company outstanding prior to the closing of the merger are treated as having been issued as of February 11, 2013 (subsequent to the date of financial statements), whereas the 44,169,231 shares issued in connection with the merger are treated as having been issued since inception for all periods presented.

All reference to common stock shares and per share amounts have been retroactively restated to effect the reverse merger as if the transaction had taken place as of the beginning of the earliest period presented.

Prior to the closing of the merger, USG1 had 6,600,000 shares of common stock issued and outstanding which were treated as having been issued as of February 11, 2013.

In February 2013, in connection with the reverse merger transaction, the Company issued an aggregate of 44,169,231 shares of its common stock in exchange for existing shares of Canwealth Delaware, which are treated as having been issued since inception for all periods presented.

As of December 31, 2012 and 2011, there were 44,169,231 shares of common stock issued and outstanding.

RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 7 - RELATED PARTY TRANSACTIONS

Mr. Garth McIntosh, the Company's Chairman of the Board, Chief Executive Officer and President, is also a majority shareholder of ICBS Ltd. which is the largest shareholder of Canwealth Minerals Corporation. As of June 30, 2013 and December 31, 2012, the Company has taken loans from shareholders of $70,998 and $80,474, respectively. No formal repayment terms or arrangements existed. The above loans are non-interest bearing and payable on demand.

ICBS Ltd. gave a loan to the Company and also transferred assets worth $46,626 (net of sale to ICBS Ltd. of $5,334 during the six months ended June 30, 2013) as of June 30, 2013. As of June 30, 2013, the Company acquired intangible assets of $12,685 through loans from related parties.

NOTE 7 - RELATED PARTY TRANSACTIONS

Mr. Garth McIntosh, the Company's Chairman of the Board, Chief Executive Officer and President, is also a majority shareholder of ICBS Ltd. which is the largest shareholder of Canwealth Minerals Corporation. As of December 31, 2012 and 2011, the Company has taken loans from shareholders of $80,474 and $90,984, respectively. No formal repayment terms or arrangements existed. The above loans are non-interest bearing and payable on demand.

ICBS Ltd. has given a loan to the Company and also transferred the assets worth $51,960 as of December 31, 2012. As of December 31, 2012, the Company acquired intangible asset of $13,138 through loans from related parties.

CONVERTIBLE NOTE PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
CONVERTIBLE NOTE PAYABLE [Abstract]
CONVERTIBLE NOTE PAYABLE
NOTE 8 - CONVERTIBLE NOTE PAYABLE

On October 20, 2012, the Company received a CAD20,000 ($20,102) loan from a non-affiliate which was evidenced by a convertible promissory note due on January 20, 2013 (the maturity date was later extended to June 30, 2013).  This promissory note bears interest at a rate of 20% per annum and is immediately convertible into 100,000 shares of common stock of the Company.

As of June 30, 2013 and December 31, 2012, the principal balance of the convertible promissory note plus accrued interest was $20,102.

Also, during the six months ended June 30, 2013, the Company received advances of $12,180 from the same party for working capital purposes. As of June 30, 2013 and December 31, 2012, balance outstanding was $12,180 and $Nil, respectively.

NOTE 8 - CONVERTIBLE NOTE PAYABLE

On October 20, 2012, the Company entered into an agreement with a third party non-affiliate to a 20% interest bearing convertible note for CAD20,000 ($20,102) due on January 20, 2013, with the conversion features commencing immediately. The note is convertible into 100,000 shares of common stock of the Company.

As of December 31, 2012, the balance in the note and accrued interest was $20,102 and $4,000, respectively. There was no such convertible note outstanding as of December 31, 2011.

Subsequent to the date of the financial statements, on May 11, 2013, the note was extended to June 30, 2013.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 9 - INCOME TAXES

The Company follows Accounting Standards Codification subtopic 740-10, Income Taxes ("ASC 740-10") which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statement or tax returns. Under this method, deferred tax liabilities and assets are determined based on the difference between financial statements and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Temporary differences between taxable income reported for financial reporting purposes and income tax purposes include, but not limited to, accounting for intangibles, debt discounts associated with convertible debt, equity based compensation and depreciation and amortization.

At December 31, 2012, the Company has available for federal income tax purposes a net operating loss carry forward of approximately $196,000, which expires in the year 2032, that may be used to offset future taxable income. The Company has provided a valuation reserve against the full amount of the net operating loss benefit, since in the opinion of management based upon the earnings history of the Company; it is more likely than not that the benefits will not be realized. Based upon the change in ownership rules under section 382 of the Internal Revenue Code of 1986, if in the future the Company issues common stock or additional equity instruments convertible in common shares which result in an ownership change exceeding the 50% limitation threshold imposed by that section, all of the Company's net operating losses carry forwards may be significantly limited as to the amount of use in a particular years. All or portion of the remaining valuation allowance may be reduced in future years based on an assessment of earnings sufficient to fully utilize these potential tax benefits.

At December 31, 2012, the significant components of the deferred tax assets (liabilities) are summarized below:

Net operating loss carry forwards expiring through 2032	$196,000

Tax Asset	39,200
Less valuation allowance	(39,200)
Balance	$-

Net operating loss carry forwards 2012 (estimated)	$196,000
Balance	$196,000

The Company recognizes interest and penalties related to uncertain tax positions in general and administrative expenses. As of December 31, 2012, the Company has no unrecognized tax benefit from uncertain tax positions, including interest and penalties.

The difference between income tax expense computed by applying the federal statutory corporate tax rate and actual income tax expense is as follows:

Statutory federal (CDN) income tax rate	11.0%
Provincial (CDN) income taxes and other	9.0%

Effective tax rate	20.0%

Deferred income taxes result from temporary differences in the recognition of income and expenses for the financial reporting purposes and for tax purposes. The tax effect of these temporary differences representing deferred tax asset and liabilities result principally from the following:

Deferred Tax Asset: (Liability)

Net operating loss carry forward	$196,000
Subtotal	196,000
Valuation allowance	(196,000)

Net Deferred Tax Asset (Liability)	$-

COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 9- COMMITMENTS AND CONTINGENCIES

Operating lease

The Company does not currently lease facilities.

Litigation

The Company may be subject to legal proceedings and claims which arise in the ordinary course of its business. Although occasional adverse decisions or settlements may occur, the Company believes that the final disposition of such matters should not have a material adverse effect on its financial position, results of operations or liquidity. The Company had no pending legal proceedings or claims other than described above as of June 30, 2013.

NOTE 10- COMMITMENTS AND CONTINGENCIES

Operating lease

The Company does not currently lease facilities.

Litigation

The Company may be subject to legal proceedings and claims which arise in the ordinary course of its business. Although occasional adverse decisions or settlements may occur, the Company believes that the final disposition of such matters should not have a material adverse effect on its financial position, results of operations or liquidity. The Company had no pending legal proceedings or claims other than described above as of December 31, 2012.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Revenue Recognition
Revenue Recognition

The Company will recognize revenue in accordance with Accounting Standards Codification subtopic 605-10, Revenue Recognition ("ASC 605-10") which requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred; (3) the selling price is fixed and determinable; and (4) collectability is reasonably assured. Determination of criteria (3) and (4) are based on management's judgments regarding the fixed nature of the selling prices of the products delivered and the collectability of those amounts. Provisions for discounts and rebates to customers, estimated returns and allowances, and other adjustments are provided for in the same period the related sales are recorded.

ASC 605-10 incorporates Accounting Standards Codification subtopic 605-25, Multiple-Element Arraignments ("ASC 605-25"). ASC 605-25 addresses accounting for arrangements that may involve the delivery or performance of multiple products, services and/or rights to use assets. There was no effect of implementing 605-25 on the Company's financial position and results of operations.

Revenue Recognition

The Company will recognize revenue in accordance with Accounting Standards Codification subtopic 605-10, Revenue Recognition ("ASC 605-10") which requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred; (3) the selling price is fixed and determinable; and (4) collectability is reasonably assured. Determination of criteria (3) and (4) are based on management's judgments regarding the fixed nature of the selling prices of the products delivered and the collectability of those amounts. Provisions for discounts and rebates to customers, estimated returns and allowances, and other adjustments are provided for in the same period the related sales are recorded.

ASC 605-10 incorporates Accounting Standards Codification subtopic 605-25, Multiple-Element Arraignments ("ASC 605-25"). ASC 605-25 addresses accounting for arrangements that may involve the delivery or performance of multiple products, services and/or rights to use assets. There was no effect of implementing 605-25 on the Company's financial position and results of operations.

Use of Estimates
Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reported period. Actual results could differ materially from the estimates.

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reported period. Actual results could differ materially from the estimates.

Cash and Cash Equivalent
Cash and Cash Equivalent

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. At June 30, 2013 cash consists of a checking account.

Cash and Cash Equivalent

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. At December 31, 2012 cash consists of a checking account.

Mine Exploration and Development Costs
Mine Exploration and Development Costs

The Company accounts for mine exploration costs in accordance with Accounting Standards Codification 932, Extractive Activities. All exploration expenditures are expensed as incurred. Mine development costs are capitalized until production, other than production incidental to the mine development process, commences and are amortized on a units of production method based on the estimated proven and probable reserves. Mine development costs represent costs incurred in establishing access to mineral reserves and include costs associated with sinking or driving shafts and underground drifts, permanent excavations, roads and tunnels. The end of the development phase and the beginning of the production phase takes place when construction of the mine for economic extraction is substantially complete. Coal extracted during the development phase is incidental to the mine's production capacity and is not considered to shift the mine into the production phase. Amortization of capitalized mine development is computed based on the estimated life of the mine and commences when production, other than production incidental to the mine development process, begins. From February 1, 2006 (date of inception) through June 30, 2013, the Company had not incurred any mine development costs.

Mine Exploration and Development Costs

The Company accounts for mine exploration costs in accordance with Accounting Standards Codification 932, Extractive Activities. All exploration expenditures are expensed as incurred. Mine development costs are capitalized until production, other than production incidental to the mine development process, commences and are amortized on a units of production method based on the estimated proven and probable reserves. Mine development costs represent costs incurred in establishing access to mineral reserves and include costs associated with sinking or driving shafts and underground drifts, permanent excavations, roads and tunnels. The end of the development phase and the beginning of the production phase takes place when construction of the mine for economic extraction is substantially complete. Coal extracted during the development phase is incidental to the mine's production capacity and is not considered to shift the mine into the production phase. Amortization of capitalized mine development is computed based on the estimated life of the mine and commences when production, other than production incidental to the mine development process, begins. From February 1, 2006 (date of inception) through December 31, 2012, the Company had not incurred any mine development costs.

Mine Properties
Mine Properties

The Company accounts for mine properties in accordance with Accounting Standard Codification 930, Extractive Activities-Mining. Costs of acquiring mine properties are capitalized by project area upon purchase of the associated claims. Mine properties are periodically assessed for impairment of value and any diminution in value. There were nine mineral properties as of June 30, 2013 presented as intangible assets of $12,685.

Mine Properties

The Company accounts for mine properties in accordance with Accounting Standard Codification 930, Extractive Activities-Mining. Costs of acquiring mine properties are capitalized by project area upon purchase of the associated claims. Mine properties are periodically assessed for impairment of value and any diminution in value. There were nine mineral properties as of December 31, 2012 presented as intangible asset of $13,138.

Income Taxes
Income Taxes

The Company has adopted Accounting Standards Codification subtopic 740-10, Income Taxes ("ASC 740-10") which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statement or tax returns. Under this method, deferred tax liabilities and assets are determined based on the difference between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Temporary differences between taxable income reported for financial reporting purposes and income tax purposes consist primarily of timing differences such as deferred officers' compensation and stock compensation accounting versus tax differences.

Income Taxes

The Company has adopted Accounting Standards Codification subtopic 740-10, Income Taxes ("ASC 740-10") which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statement or tax returns. Under this method, deferred tax liabilities and assets are determined based on the difference between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Temporary differences between taxable income reported for financial reporting purposes and income tax purposes consist primarily of timing differences such as deferred officers' compensation and stock compensation accounting versus tax differences.

Net Loss Per Share, basic and diluted
Net Loss Per Share, basic and diluted

The Company has adopted Accounting Standards Codification Subtopic 260-10, Earnings Per Share ("ASC 260-10) specifying the computation, presentation and disclosure requirements of earning per share information. Basic loss per share has been computed by dividing net loss available to common shareholders by the weighted average number of common shares outstanding for the period. There were no diluted shares as of June 30, 2013 and 2012.

Net Loss Per Share, basic and diluted

The Company has adopted Accounting Standards Codification Subtopic 260-10, Earnings Per Share ("ASC 260-10) specifying the computation, presentation and disclosure requirements of earning per share information. Basic loss per share has been computed by dividing net loss available to common shareholders by the weighted average number of common shares outstanding for the period. There were no diluted shares as of December 31, 2012 and 2011.

Derivative Instruments
Derivative Instruments

The Company accounts for derivative instruments in accordance with Accounting Standards Codification 815,  Derivatives and Hedging ("ASC 815"), which  establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. They require that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value.

If certain conditions are met, a derivative may be specifically designated as a hedge, the objective of which is to match the timing of gain or loss recognition on the hedging derivative with the recognition of (i) the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk or (ii) the earnings effect of the hedged forecasted transaction. For a derivative not designated as a hedging instrument, the gain or loss is recognized in income in the period of change.

At June 30, 2013 and December 31, 2012, the Company has not engaged in any transactions that would be considered derivative instruments or hedging activities.

Derivative Instruments

The Company accounts for derivative instruments in accordance with Accounting Standards Codification 815, Derivatives and Hedging ("ASC 815"), which   establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. They require that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value.

If certain conditions are met, a derivative may be specifically designated as a hedge, the objective of which is to match the timing of gain or loss recognition on the hedging derivative with the recognition of (i) the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk or (ii) the earnings effect of the hedged forecasted transaction. For a derivative not designated as a hedging instrument, the gain or loss is recognized in income in the period of change.

At December 31, 2012 and 2011, the Company has not engaged in any transactions that would be considered derivative instruments or hedging activities.

Fair Value of Financial Instruments
Fair Value of Financial Instruments

The Company's financial instruments, as defined by Accounting Standard Codification subtopic 825-10, Financial Instrument ("ASC 825-10), include cash, accounts payable and convertible note payable. All instruments are accounted for on a historical cost basis, which, due to the short maturity of these financial instruments, approximates fair value at June 30, 2013.

FASB ASC 820 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosures about fair value measurements. ASC 820 establishes a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value as follows:

Level 1: Observable inputs such as quoted prices in active markets;
Level 2: Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and
Level 3: Unobservable inputs in which there is little or no market data, which requires the reporting entity to develop its own assumptions.

The Company does not have any assets or liabilities measured at fair value on a recurring basis at June 30, 2013 and December 31, 2012. The Company did not have any fair value adjustments for assets and liabilities measured at fair value on a nonrecurring basis during the year ended June 30, 2013 and December 31, 2012.

Fair Value of Financial Instruments

The Company's financial instruments, as defined by Accounting Standard Codification subtopic 825-10, Financial Instrument ("ASC 825-10), include cash, accounts payable and convertible note payable. All instruments are accounted for on a historical cost basis, which, due to the short maturity of these financial instruments, approximates fair value at December 31, 2012.

FASB ASC 820 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosures about fair value measurements. ASC 820 establishes a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value as follows:

Level 1: Observable inputs such as quoted prices in active markets;
Level 2: Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and
Level 3: Unobservable inputs in which there is little or no market data, which requires the reporting entity to develop its own assumptions

The Company does not have any assets or liabilities measured at fair value on a recurring basis at December 31, 2012 and 2011. The Company did not have any fair value adjustments for assets and liabilities measured at fair value on a nonrecurring basis during the year ended December 31, 2012 and 2011.

Foreign Currency Translation and Comprehensive Income (Loss)
Foreign Currency Translation and Comprehensive Income (Loss)

The functional currency of Canwealth is the Canadian Dollar ("CAD"). For financial reporting purposes, CAD were translated into United States Dollars ("USD" or "$") as the reporting currency. Assets and liabilities are translated at the exchange rate in effect at the balance sheet date. Revenues and expenses are translated at the average rate of exchange prevailing during the reporting period.

Translation adjustments arising from the use of different exchange rates from period to period are included as a component of stockholders' equity as "Accumulated other comprehensive income". Gains and losses resulting from foreign currency transactions are included in the results of operations. There has been no significant fluctuation in the exchange rate for the conversion of CAD to USD after the balance sheet date.

The Company uses Accounting Standard Codification 220 "Comprehensive Income". Comprehensive income is comprised of net income and all changes to the statements of stockholders' equity, except those due to investments by stockholders, changes in paid-in capital and distributions to stockholders. Comprehensive income for the three months ended June 30, 2013 and 2012 and for the period February 1, 2006 (date of inception) through June 30, 2013 consisted of net income and foreign currency translation adjustments.

The exchange rates used to translate amounts in CAD into USD for the purposes of preparing the financial statements were as follows:

	June 30, 2013	December 31, 2012	June 30, 2012
Period-end CAD: USD exchange rate	$0.9694	$1.0051	$0.9732
Average Period CAD: USD exchange rate	$1.0064	$1.0040	$0.9984

Foreign Currency Translation and Comprehensive Income (Loss)

The functional currency of Canwealth is the Canadian Dollar ("CAD"). For financial reporting purposes, CAD were translated into United States Dollars ("USD" or "$") as the reporting currency. Assets and liabilities are translated at the exchange rate in effect at the balance sheet date. Revenues and expenses are translated at the average rate of exchange prevailing during the reporting period.

Translation adjustments arising from the use of different exchange rates from period to period are included as a component of stockholders' equity as "Accumulated other comprehensive income". Gains and losses resulting from foreign currency transactions are included in the results of operations. There has been no significant fluctuation in the exchange rate for the conversion of CAD to USD after the balance sheet date.

The Company uses Accounting Standard Codification 220 "Comprehensive Income". Comprehensive income is comprised of net income and all changes to the statements of stockholders' equity, except those due to investments by stockholders, changes in paid-in capital and distributions to stockholders. Comprehensive income for the year ended December 31, 2012 and 2011 and for the period February 1, 2006 (date of inception) through December 31, 2012 consisted of net loss and foreign currency translation adjustments.

The exchange rates used to translate amounts in CAD into USD for the purposes of preparing the financial statements were as follows:

	December 31, 2012	December 31, 2011
Period-end CAD: USD exchange rate	$1.0051	$0.9833
Average Period CAD: USD exchange rate	$1.0040	$0.9891

Stock Based Compensation
Stock Based Compensation

The Company follows Accounting Standards Codification subtopic 718-10, Compensation ("ASC 718-10") which requires that all share-based payments to both employees and non-employees be recognized in the income statement based on their fair values.

As of June 30, 2013 and December 31, 2012, the Company did not have any issued or outstanding stock options.

Stock Based Compensation

The Company follows Accounting Standards Codification subtopic 718-10, Compensation ("ASC 718-10") which requires that all share-based payments to both employees and non-employees be recognized in the income statement based on their fair values.

As of December 31, 2012 and 2011, the Company did not have any issued or outstanding stock options.

Concentration and Credit Risk
Concentration and Credit Risk

The Company's principal operations are all carried out in Canada. Accordingly, the Company's business, financial condition and results of operations may be influenced by the political, economic and legal environments in Canada, and by the general state of Canadian economy.  The Company's results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Financial instruments and related items, which potentially subject the Company to concentrations of credit risk, consist primarily of cash, cash equivalents and trade receivables. The Company places its cash and temporary cash investments with high credit quality institutions. At times, such investments may be in excess of the FDIC insurance limit.

Concentration and Credit Risk

The Company's principal operations are all carried out in Canada. Accordingly, the Company's business, financial condition and results of operations may be influenced by the political, economic and legal environments in Canada, and by the general state of the Canadian economy.  The Company's results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Financial instruments and related items, which potentially subject the Company to concentrations of credit risk, consist primarily of cash, cash equivalents and trade receivables. The Company places its cash and temporary cash investments with high credit quality institutions. At times, such investments may be in excess of the FDIC insurance limit.

Research and Development
Research and Development

The Company accounts for research and development costs in accordance with Accounting Standards Codification subtopic 730-10, Research and Development ("ASC 730-10"). Under ASC 730-10, all research and development costs must be charged to expense as incurred. Accordingly, internal research and development costs are expensed as incurred. Third-party research and development costs are expensed when the contracted work has been performed or as milestone results have been achieved as defined under the applicable agreement. Company-sponsored research and development costs related to both present and future products are expensed in the period incurred. The Company did not incur any research and development expenses from February 1, 2006 (date of inception) through June 30, 2013.

Research and Development

The Company accounts for research and development costs in accordance with Accounting Standards Codification subtopic 730-10, Research and Development ("ASC 730-10"). Under ASC 730-10, all research and development costs must be charged to expense as incurred. Accordingly, internal research and development costs are expensed as incurred. Third-party research and development costs are expensed when the contracted work has been performed or as milestone results have been achieved as defined under the applicable agreement. Company-sponsored research and development costs related to both present and future products are expensed in the period incurred. The Company did not incur any research and development expenses from February 1, 2006 (date of inception) through December 31, 2012.

Reliance on Key Personnel and Consultants
Reliance on Key Personnel and Consultants

The Company employs one executive officer, Garth McIntosh. The Company is heavily dependent on the continued active participation of Mr. McIntosh and key consultants. The loss of Mr. McIntosh or key consultants could significantly and negatively impact the business until adequate replacements can be identified and put in place.

Reliance on Key Personnel and Consultants

The Company employs one executive officer, Garth McIntosh. The Company is heavily dependent on the continued active participation of Mr. McIntosh and key consultants. The loss of Mr. McIntosh or key consultants could significantly and negatively impact the business until adequate replacements can be identified and put in place.

Reclassifications	Reclassification Certain reclassifications have been made to prior periods' data to conform to the current period's presentation. These reclassifications had no impacts on the reported net loss.	Reclassification Certain reclassifications have been made to prior periods' data to conform to the current period's presentation. These reclassifications had no impacts on the reported net loss.
Impact of New Accounting Standards

Impact of New Accounting Standards

The Company has reviewed all other recently issued, but not yet adopted, accounting standards in order to determine their effects, if any, on its results of operation, financial position or cash flows. Based on that review, the Company believes that none of these pronouncements will have a significant effect on its unaudited condensed consolidated financial statements.

Impact of New Accounting Standards

The Company has reviewed all other recently issued, but not yet adopted, accounting standards in order to determine their effects, if any, on its results of operation, financial position or cash flows. Based on that review, the Company believes that none of these pronouncements will have a significant effect on its financial statements.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Exchange Rates
The exchange rates used to translate amounts in CAD into USD for the purposes of preparing the financial statements were as follows:

	June 30, 2013	December 31, 2012	June 30, 2012
Period-end CAD: USD exchange rate	$0.9694	$1.0051	$0.9732
Average Period CAD: USD exchange rate	$1.0064	$1.0040	$0.9984

The exchange rates used to translate amounts in CAD into USD for the purposes of preparing the financial statements were as follows:

	December 31, 2012	December 31, 2011
Period-end CAD: USD exchange rate	$1.0051	$0.9833
Average Period CAD: USD exchange rate	$1.0040	$0.9891

PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property amd Equipment	Property and equipment at June 30, 2013 and December 31, 2012 are as follows:

	June 30, 2013	December 31, 2012
Mining machinery and equipment	$46,626	$51,960
Total	$46,626	$51,960
Property and equipment at December 31, 2012 and 2011 are as follows:
	December 31, 2012	December 31, 2011

Mining machinery and equipment	$51,960	$50,833

Total	$51,960	$50,833

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Components of Deferred Tax Assets (Liabilities)
At December 31, 2012, the significant components of the deferred tax assets (liabilities) are summarized below:

Net operating loss carry forwards expiring through 2032	$196,000

Tax Asset	39,200
Less valuation allowance	(39,200)
Balance	$-

Net operating loss carry forwards 2012 (estimated)	$196,000
Balance	$196,000

Schedule of Income Tax Expense
The difference between income tax expense computed by applying the federal statutory corporate tax rate and actual income tax expense is as follows:

Statutory federal (CDN) income tax rate	11.0%
Provincial (CDN) income taxes and other	9.0%

Effective tax rate	20.0%

Schedule of Deferred Tax Assets (Liabilities)
The tax effect of these temporary differences representing deferred tax asset and liabilities result principally from the following:

Deferred Tax Asset: (Liability)

Net operating loss carry forward	$196,000
Subtotal	196,000
Valuation allowance	(196,000)

Net Deferred Tax Asset (Liability)	$-

NATURE OF OPERATIONS (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
NATURE OF OPERATIONS [Abstract]
Deficit accumulated during the exploratory stage	$ (250,613)	$ (200,787)	$ (31,726)
Cost of mining equipment	46,626	51,960	50,833
Cost of mining concessions	$ 12,685	$ 13,138	$ 12,095

MERGER AND RECAPITALIZATION (Details) (USD $)	Jun. 30, 2013	Feb. 11, 2013	Dec. 31, 2012	Nov. 24, 2012	Dec. 31, 2011
MERGER AND RECAPITALIZATION [Abstract]
Existing shares of the Canwealth Minerals Corporation's stock, converted to USG1, Inc.'s stock on the merger closing date		44,169,123
The number of USG1, Inc.'s common shares remaining and held by shareholders after merger was completed.		6,600,000
The total merger consideration owed to the stockholder representative of USG1, Inc.		$ 50,000
The portion of the merger consideration owed to the stockholder representative of USG1, Inc.. upon a Registration Statement on Form S-1 filed by the surviving company of the merger being declared effective by the Securities and Exchange Commission.		10,000
The portion of the merger consideration owed to the stockholder representative of USG1, Inc.. upon (i) the filing of a Form 15c2-11 by the surviving company of the merger and (ii) the shares of the surviving company stock being actively traded on a stock exchange or quotation service		40,000
Value of shares returned by shareholder and director due to conflict of interest, and subsequently reissued to remaining shareholders in accordance with their respective percentage interests in the Company				$ 20
Number of shares returned by shareholder and director due to conflict of interest, and subsequently reissued to remaining shareholders in accordance with their respective percentage interests in the Company.				20
Shares issued	50,769,231		44,169,231		44,169,231

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Exchange Rates) (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Exchange Rate, Period End	0.9694	0.9732	1.0051	0.9833
Exchange Rate, Period Average	1.0064	0.9984	1.004	0.9891

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Cost of mining concessions	$ 12,685	$ 13,138	$ 12,095

GOING CONCERN MATTERS (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			47 Months Ended	83 Months Ended	89 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012	Jun. 30, 2013
GOING CONCERN MATTERS [Abstract]
Deficit accumulated during the exploratory stage	$ (250,613)		$ (250,613)		$ (200,787)	$ (31,726)			$ (200,787)	$ (250,613)
Net Income (Loss)	(5,296)	(867)	(40,646)	(666)	(169,061)	(18,620)	(8,527)	(262)	(196,471)	(237,116)
Initial funding goal			$ 15,000,000		$ 15,000,000

PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment	$ 46,626	$ 51,960	$ 50,833
Mining machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 46,626	$ 51,960	$ 50,833

PROPERTY AND EQUIPMENT (Narrative) (Details) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
PROPERTY AND EQUIPMENT [Abstract]
Depreciation
Sale of assets	$ 5,334	$ 5,334

CAPITAL STOCK (Details) (USD $)	6 Months Ended		12 Months Ended		83 Months Ended	89 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
CAPITAL STOCK [Abstract]
Preferred Stock, Shares Authorized	20,000,000		20,000,000	20,000,000	20,000,000	20,000,000
Preferred Stock, Par Value	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued	0		0	0	0	0
Preferred Stock, Shares Outstanding	0		0	0	0	0
Common Stock, Shares Authorized	100,000,000		100,000,000	100,000,000	100,000,000	100,000,000
Common Stock, Par Value	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Capital contribution	$ 6,041				$ 101	$ 6,142
Common Stock, Shares Issued	50,769,231		44,169,231	44,169,231	44,169,231	50,769,231
Common Stock, Shares Outstanding	50,769,231		44,169,231	44,169,231	44,169,231	50,769,231
Effect of reverse acquisition, Shares	6,600,000

RELATED PARTY TRANSACTIONS (Details) (USD $)	3 Months Ended	6 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 ICBS Ltd. [Member]	Dec. 31, 2012 ICBS Ltd. [Member]
Related Party Transaction [Line Items]
Loans from related parties	$ 70,998	$ 70,998	$ 80,474	$ 90,984
Contribution to paid in capital					46,626	51,960
Acquisition of intangible assets through related parties					12,685	13,138
Sale of assets	$ 5,334	$ 5,334			$ 5,334

CONVERTIBLE NOTE PAYABLE (Details)	0 Months Ended		12 Months Ended
	Oct. 20, 2012 USD ($)	Oct. 20, 2012 CAD	Dec. 31, 2012 USD ($)	Jun. 30, 2013 USD ($)
CONVERTIBLE NOTE PAYABLE [Abstract]
Convertible note, face amount	$ 20,102	20,000
Convertible note, interest rate	20.00%	20.00%
Shares issued at conversion	100,000	100,000
Maturity date	Jun 30, 2013	Jun 30, 2013
Convertible note payable			20,102	20,102
Advances from others				12,180
Accrued interest			$ 4,000

INCOME TAXES (Components of Deferred Tax Assets (Liabilities)) (Details) (USD $)	Dec. 31, 2012
INCOME TAXES [Abstract]
Net operating loss carry forwards expiring through 2032	$ 196,000
Tax Asset	39,200
Less valuation allowance	(39,200)
Balance
Net operating loss carry forwards 2012 (estimated)	$ 196,000

INCOME TAXES (Schedule of Income Tax Expense) (Details)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Statutory federal (CDN) income tax rate	11.00%
Provincial (CDN) income taxes and other	9.00%
Effective tax rate	20.00%

INCOME TAXES (Schedule of Deferred Tax Assets (Liabilities)) (Details) (USD $)	Dec. 31, 2012
INCOME TAXES [Abstract]
Net operating loss carry forward	$ 196,000
Subtotal	196,000
Valuation allowance	(196,000)
Net Deferred Tax Asset (Liability)